Operating Leases - Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease, Cost [Abstract]
Operating lease cost	$ 18,831	$ 18,886	$ 16,201
Variable lease cost	13,335	7,024	5,294
Short-term lease cost	483	603	450
Total lease cost	$ 32,649	$ 26,513	$ 21,945